Guarantee commitments to third parties and contingent liabilities	12 Months Ended
Dec. 31, 2024
Guarantee commitments to third parties and contingent liabilities
Guarantee commitments to third parties and contingent liabilities

26.   Guarantee commitments to third parties and contingent liabilities

Guarantee commitments to third parties

As of December 31, 2024 and 2023, the Company has provided for commitments to third parties amounting to $15,013 thousand and $7,249 thousand, respectively. The Company has estimated a remote likelihood for potential loss allowance and has not recorded an associated provision.

Contingent liabilities

In the ordinary course of its business, Ferroglobe is subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes and employment, environmental, health and safety matters. Although we cannot predict with certainty the ultimate resolution of lawsuits, investigations, claims and proceedings asserted against it, we do not believe any currently pending legal proceeding to which it is a party will have a material adverse effect on its business, prospects, financial condition, cash flows, results of operations or liquidity.

Stamp Tax litigation procedure

In February 2021, the Central Economic-Administrative Court ruled against the interest of Ferroglobe in a stamp duty litigation procedure initiated in 2015, where the taxpayer is Abanca. Ferroglobe agreed with Abanca that it continues the litigation at the judiciary level by filing an appeal before the Audiencia Nacional. In January 2023, Audiencia Nacional affirmed the stamp duty reassessment against Abanca but voided the proposed penalty of approximately €600 thousand ($623 thousand). Request for appeal for review of the stamp duty reassessment has been filed before the Spanish Supreme Court. Request for appeal for review was admitted by the Supreme Court on June 12, 2024. As a result of the continuation of this litigation process, with the appropriate granting of bank guarantee by the taxpayer (Abanca), the tax reassessment of approximately €1.4 million ($1.5 million) plus delayed interest is not due at this stage of the process.

Asbestos-related claims

Certain former employees of Ferroglobe France, SAS (formerly known as Pechiney Electrometallurgie, S.A and then known as FerroPem, SAS (“Ferroglobe France”)) may have been exposed to asbestos at its plants in France (Le Giffre which closed in 1993 and Marignac which closed in 2003) in the decades prior to Ferroglobe Group’s purchase of that business in December 2004. During the period in question, Ferroglobe France was wholly-owned by Pechiney Bâtiments, S.A., which had certain indemnification obligations to Ferroglobe pursuant to the 2004 Share Sale and Purchase Agreement under which Ferroglobe acquired Ferroglobe France. Judicial cases were also filed for alleged exposure to asbestos at the Anglefort and Pierrefitte plants, and in late 2024 the Company received information on pre-litigation cases relating to the alleged exposure to asbestos at the Laudun and Montricher plants. As of December 31, 2024, more than 100 such employees have alleged asbestos-related injury to the French social security agencies. Most of these cases include assertions of “inexcusable negligence” (“faute inexcusable”) which, if upheld, may lead to material liability in the aggregate on the part of Ferroglobe France. Ferroglobe France’s inexcusable negligence has been recognized by the Courts in most cases given that it is deemed to have taken over all asbestos liabilities from Pechiney and Ferroglobe France has no record of Pechiney’s compliance with asbestos regulation during the years when asbestos was installed. While the potential liability to Ferroglobe France is in the aggregate material, the damages to be paid to the claimants has in many cases been successfully reduced. In some cases, experts are appointed by the Court to examine the employees’ medical condition for the purpose of assess the proper amount of damages. When relevant, the cases are litigated. Other employees may declare further asbestos-related injuries in the future, and may likewise assert inexcusable negligence. Litigation against, and material liability on the part of, Ferroglobe France will not necessarily arise in each case, and to date a majority of such declared injuries have been minor and have not led to significant liability on Ferroglobe France’s part. Whether liability for “inexcusable negligence” will be found is determined case-by-case, often over a period of years, depending on the evolution of the claimant’s asbestos-related condition, the possibility that the claimant was exposed while working for other employers and, where asserted, the claimant’s ability to prove inexcusable negligence on Ferroglobe France’s part. As of December 31, 2024 and 2023, the Company has recorded $587 thousand and $611 thousand, respectively, in Provisions in the statements of financial position.

Environmental matters

In August 2023, Ferroglobe Metallurgical USA, Inc. entered into Consent Decree with the U.S. Department of Justice and the U.S. Environmental Protection Agency (the “EPA”) to resolve two Notices of Violation/Findings of Violation (“NOV/FOV”) that the EPA issued to the Beverly, Ohio, facility. The first NOV/FOV was issued on July 1, 2015 and alleged certain violations of the Prevention of Significant Deterioration (“PSD”) and New Source Performance Standards provisions of the Clean Air Act associated with a 2013 project performed at the Beverly facility. The second NOV/FOV was issued on December 6, 2016 and alleged opacity exceedances at certain units, the failure to prevent the release of particulate emissions through the use of furnace hoods at a certain unit, and the failure to install Reasonably Available Control Measures (as defined) at certain emission units at the Beverly facility. Pursuant to the terms of the Consent Decree, the Company is required to install additional pollution control equipment, implement other measures to reduce emissions from the facility, including adherence to limits on sulfur content in raw materials, as well as pay a civil penalty of $2,639 thousand. The court entered the Consent Decree on October 12, 2023, and the Company paid the civil penalty on November 6, 2023.

Other legal procedures

In the first quarter of 2023, Ferroglobe Metallurgical USA, Inc. reached full and final settlements of civil lawsuits arising out of 2018 incident at the Selma, Alabama, facility in which two employees were injured, one of whom later died. The Company’s insurer settled those claims for $18,000 thousand and paid the amounts directly.